Remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2023
Remuneration of key management personnel
Schedule of remuneration of key management personal

	2023	2022	2021
	US$'000	US$'000	US$'000
Fixed remuneration	5,894	5,404	5,244
Variable remuneration	4,492	5,199	1,209
Contributions to pension plans and insurance policies	299	315	373
Share-based compensation	7,402	5,937	3,627
Termination benefits	262	316	119
Other remuneration	18	16	17
Total	18,367	17,187	10,589